Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Mar. 31, 2026
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	Shorter of lease term or 5 years
Computer equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	3 years
Furniture and office equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years